UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012*

*	This Form N-Q pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant, MFS Diversified Target Return Fund, has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Commodity Strategy Fund

QUARTERLY REPORT

January 31, 2012

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 61.9%
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.878%, 2013	$597,654	$567,755

Apparel Manufacturers - 0.3%
VF Corp., FRN, 1.245%, 2013	$860,000	$860,141

Asset-Backed & Securitized - 3.8%
Ally Auto Receivables Trust, “A2”, 0.67%, 2013	$506,659	$506,782
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019 (z)	286,251	237,589
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	481,844	477,989
Chrysler Financial Auto Securitization Trust, 0.69%, 2013	214,516	214,516
Ford Credit Auto Lease Trust, “A2”, 0.75%, 2012 (n)	191,480	191,477
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	210,000	210,049
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	966,185	968,426
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.889%, 2015	634,000	632,998
FUEL Trust, 4.207%, 2016 (n)	360,000	369,690
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	700,000	700,118
Harley-Davidson Motorcycle Trust, “A2”, 0.83%, 2013	208,280	208,287
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	740,000	752,218
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	600,000	603,429
John Deere Owner Trust, “A2”, 0.64%, 2014	581,472	581,815
Mercedes-Benz Auto Lease Trust, “A2”, 0.79%, 2013 (n)	638,600	638,968
Nissan Auto Lease Trust, “A2”, 0.9%, 2013	228,988	229,184
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	500,000	500,118
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	1,000,000	1,001,452
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	1,140,000	1,139,768
Smart Trust, “A2B”, FRN, 1.039%, 2013 (z)	128,537	128,537
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.096%, 2051	750,000	784,478

		$11,077,888
Automotive - 1.6%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$703,328
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	464,855
Daimler Finance North America LLC, FRN, 1.91%, 2013 (z)	490,000	490,588
Daimler Finance North America LLC, FRN, 1.741%, 2013 (n)	560,000	559,247
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	597,936
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	505,328
RCI Banque S.A., FRN, 2.45%, 2014 (n)	750,000	687,232
Toyota Motor Credit Corp., 3.2%, 2015	600,000	639,578

		$4,648,092
Banks & Diversified Financials (Covered Bonds) - 2.4%
Bank of Nova Scotia, 1.45%, 2013 (n)	$620,000	$626,529
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	964,997
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	760,676
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	693,204
Compagnie de Financement Foncier, FRN, 1.311%, 2012 (n)	700,000	699,590
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	699,735
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,087,237
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	759,209
Stadshypotek AB, FRN, 1.129%, 2013 (n)	800,000	799,020

		$7,090,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 0.4%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$406,889
WPP Finance, 8%, 2014	750,000	845,295

		$1,252,184
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$750,000	$805,974
Franklin Resources, Inc., 2%, 2013	500,000	505,007

		$1,310,981
Cable TV - 0.4%
Comcast Corp., 5.3%, 2014	$600,000	$647,887
DIRECTV Holdings LLC, 4.75%, 2014	500,000	539,802

		$1,187,689
Chemicals - 0.7%
Dow Chemical Co., 7.6%, 2014	$650,000	$738,353
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	791,668
PPG Industries, Inc., 5.75%, 2013	621,000	652,531

		$2,182,552
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$737,889

Conglomerates - 0.6%
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	$420,000	$418,082
Danaher Corp., 1.3%, 2014	500,000	508,660
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	320,000	341,902
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	500,000	579,725

		$1,848,369
Consumer Products - 1.4%
Clorox Co., 5%, 2013	$670,000	$698,882
Mattel, Inc., 5.625%, 2013	410,000	432,328
Mattel, Inc., 2.5%, 2016	400,000	406,078
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	525,474
Phillips Electronics N.V., 7.25%, 2013	600,000	644,478
Procter & Gamble Co., 0.7%, 2014	880,000	885,580
Royal Philips Electronics N.V., 4.625%, 2013	146,000	152,185
Whirlpool Corp., 8%, 2012	370,000	376,239

		$4,121,244
Consumer Services - 0.2%
Western Union Co., FRN, 1.113%, 2013	$470,000	$470,048

Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$633,145

Electronics - 1.1%
Applied Materials, Inc., 2.65%, 2016	$750,000	$782,723
Broadcom Corp., 1.5%, 2013	600,000	606,538
Texas Instruments, Inc., 1.375%, 2014	630,000	638,925
Tyco Electronics Group S.A., 1.6%, 2015	500,000	498,980
Tyco Electronics Ltd., 6%, 2012	600,000	620,658

		$3,147,824
Emerging Market Quasi-Sovereign - 0.6%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$100,495
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	580,000	626,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gaz Capital S.A., 4.95%, 2016 (n)	$205,000	$209,869
Petrobras International Finance Co., 3.875%, 2016	735,000	752,555

		$1,689,891
Emerging Market Sovereign - 0.2%
State of Qatar, 5.15%, 2014 (n)	$600,000	$642,000

Energy - Independent - 0.2%
Encana Holdings Finance Corp., 5.8%, 2014	$550,000	$596,654

Energy - Integrated - 1.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$570,000	$593,794
BP Capital Markets PLC, 3.125%, 2015	600,000	636,187
Cenovus Energy, Inc., 4.5%, 2014	500,000	541,578
Hess Corp., 7%, 2014	503,000	557,134
Husky Energy, Inc., 5.9%, 2014	600,000	658,067
Petro-Canada Financial Partnership, 5%, 2014	580,000	633,311
Royal Dutch Shell PLC, 3.1%, 2015	1,000,000	1,078,172
TOTAL S.A., 3%, 2015	520,000	554,629

		$5,252,872
Financial Institutions - 1.1%
General Electric Capital Corp., 5.45%, 2013	$750,000	$784,447
General Electric Capital Corp., 1.875%, 2013	540,000	546,793
General Electric Capital Corp., 2.15%, 2015	1,000,000	1,022,115
General Electric Capital Corp., FRN, 1.432%, 2014	300,000	299,812
NYSE Euronext, Inc., 4.8%, 2013	600,000	630,649

		$3,283,816
Food & Beverages - 3.5%
Anheuser-Busch InBev S.A., 3%, 2012	$600,000	$609,960
Anheuser-Busch InBev S.A., 3.625%, 2015	200,000	214,539
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	743,022
Cargill, Inc., 6.375%, 2012 (n)	925,000	942,302
Coca Cola Co., 0.75%, 2013	700,000	704,736
Coca-Cola Co., 1.8%, 2016	450,000	463,189
Conagra Foods, Inc., 5.875%, 2014	600,000	657,983
Diageo Capital PLC, 7.375%, 2014	430,000	484,691
Dr Pepper Snapple Group, Inc., 2.35%, 2012	600,000	608,729
General Mills, Inc., 5.25%, 2013	600,000	640,426
General Mills, Inc., 5.2%, 2015	200,000	222,629
H.J. Heinz Co., 5.35%, 2013	600,000	638,654
Miller Brewing Co., 5.5%, 2013 (n)	600,000	635,592
PepsiAmericas, Inc., 4.375%, 2014	700,000	749,929
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	814,373
SABMiller Holdings, Inc., 1.85%, 2015 (z)	420,000	421,226
Wm. Wrigley Jr. Co., 2.45%, 2012 (n)	800,000	805,541

		$10,357,521
Food & Drug Stores - 0.2%
CVS Caremark Corp., 3.25%, 2015	$600,000	$636,615

Industrial - 0.2%
Cornell University, 4.35%, 2014	$465,000	$497,982

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 1.9%
Aflac, Inc., 3.45%, 2015	$700,000	$736,954
American International Group, Inc., 3.65%, 2014	280,000	279,115
Lincoln National Corp., 4.3%, 2015	250,000	264,454
MassMutual Global Funding, FRN, 1.073%, 2013 (n)	600,000	599,627
MetLife, Inc., FRN, 1.685%, 2013	1,390,000	1,402,625
New York Life Global Funding, 1.3%, 2015 (z)	1,450,000	1,456,354
Prudential Financial, Inc., 3.625%, 2012	700,000	712,100

		$5,451,229
Insurance - Health - 0.8%
UnitedHealth Group, Inc., 4.875%, 2013	$880,000	$914,786
UnitedHealth Group, Inc., 4.875%, 2013	479,000	499,267
WellPoint, Inc., 5%, 2014	740,000	810,885

		$2,224,938
Insurance - Property & Casualty - 0.9%
ACE Ltd., 2.6%, 2015	$550,000	$568,201
Aon Corp., 3.5%, 2015	600,000	627,735
AXIS Capital Holdings Ltd., 5.75%, 2014	450,000	472,384
Berkshire Hathaway, Inc., FRN, 1.157%, 2014	870,000	877,107

		$2,545,427
International Market Quasi-Sovereign - 6.7%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$316,454
ANZ National Bank Ltd. Group, 3.25%, 2012 (n)	1,000,000	1,004,092
Bank of Ireland, 2.75%, 2012 (e)(n)	700,000	697,005
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,253,760
Danske Bank A/S, FRN, 0.856%, 2012 (n)	200,000	199,908
Dexia Credit Local, NY, 2%, 2013 (n)	500,000	482,179
Electricite de France PLC, 5.5%, 2014 (n)	750,000	802,705
Finance for Danish Industry A.S., FRN, 0.911%, 2013 (n)	1,500,000	1,498,755
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,316,675
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,110,230
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,320,404
Kommunalbanken AS, 1%, 2014 (n)	300,000	298,090
Kommunalbanken AS, 1.75%, 2015 (n)	1,200,000	1,212,319
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,147,608
Nationwide Building Society, 2.5%, 2012 (n)	240,000	242,511
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	698,804
Oesterreichische Kontrollbank AG, 4.75%, 2012	1,000,000	1,026,225
Royal Bank of Scotland PLC, FRN, 1.152%, 2012 (n)	700,000	701,259
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,456,336
Statoil A.S.A., 2.9%, 2014	700,000	739,395
Statoil A.S.A., 1.8%, 2016	350,000	357,943
Swedbank AB, 2.8%, 2012 (n)	1,250,000	1,250,551
Vestjysk Bank A/S, FRN, 1.109%, 2013 (n)	350,000	351,525

		$19,484,733
International Market Sovereign - 0.9%
Kingdom of Spain, 2%, 2012 (n)	$1,000,000	$986,087
Republic of Finland, 1.25%, 2015 (n)	1,300,000	1,319,854
Republic of Iceland, 4.875%, 2016 (n)	397,000	399,543

		$2,705,484
Local Authorities - 0.4%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,105,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 3.5%
ABN Amro Bank N.V., FRN, 2.323%, 2014 (n)	$800,000	$781,158
ANZ National (International) Ltd., FRN, 1.563%, 2013 (n)	870,000	865,546
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	702,556
BB&T Corp., 2.05%, 2014	500,000	509,444
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	624,732
Danske Bank A/S, 3.75%, 2015 (n)	690,000	674,917
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	316,820
ING Bank N.V., FRN, 1.596%, 2013 (n)	470,000	463,792
ING Bank N.V., FRN, 1.884%, 2013 (n)	750,000	731,845
Intesa Sanpaolo S.p.A., FRN, 2.906%, 2014 (n)	280,000	258,091
KeyCorp, 3.75%, 2015	650,000	682,930
Royal Bank of Scotland PLC, FRN, 2.915%, 2013	600,000	590,710
Societe Generale North America, Inc., FRN, 0.781%, 2012	830,000	830,000
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	434,213
Standard Chartered PLC, FRN, 1.402%, 2014 (n)	350,000	347,096
SunTrust Banks, Inc., 3.5%, 2017	598,000	612,773
Wells Fargo & Co., 3.75%, 2014	750,000	794,879

		$10,221,502
Medical & Health Technology & Services - 1.1%
Baxter International, Inc., 1.85%, 2017	$390,000	$398,530
Becton, Dickinson & Co., 1.75%, 2016	300,000	307,461
Covidien International Finance SA, 5.45%, 2012	650,000	671,421
Covidien International Finance SA, 1.875%, 2013	330,000	334,680
McKesson Corp., 3.25%, 2016	470,000	500,089
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	872,721

		$3,084,902
Metals & Mining - 0.7%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$602,137
ArcelorMittal, 3.75%, 2015	650,000	657,500
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	750,000	780,741

		$2,040,378
Mortgage-Backed - 3.6%
Fannie Mae, 5.152%, 2016	$646,084	$725,122
Fannie Mae, 4.5%, 2024	3,171,412	3,392,624
Fannie Mae, 3.5%, 2025	1,939,520	2,043,351
Fannie Mae, 4%, 2025	232,796	251,035
Fannie Mae, 4.5%, 2025	1,154,107	1,234,609
Freddie Mac, 4%, 2025	2,743,126	2,904,461

		$10,551,202
Natural Gas - Pipeline - 0.6%
Energy Transfer Partners LP, 8.5%, 2014	$640,000	$729,680
Enterprise Products Operating LP, 3.7%, 2015	500,000	529,080
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	626,226

		$1,884,986
Network & Telecom - 1.2%
AT&T, Inc., 6.7%, 2013	$600,000	$661,767
AT&T, Inc., 2.4%, 2016	160,000	165,995
BellSouth Corp., 5.2%, 2014	150,000	165,946
CenturyLink, Inc., 7.875%, 2012	380,000	390,813
France Telecom, 2.125%, 2015	700,000	709,211
Telecom Italia Capital, 5.25%, 2013	700,000	703,500
Verizon Communications, Inc., 5.25%, 2013	700,000	739,125

		$3,536,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.5%
Noble Corp., 5.875%, 2013	$780,000	$824,614
Noble Corp., 3.45%, 2015	260,000	271,338
QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 2018 (n)	430,830	437,292

		$1,533,244
Other Banks & Diversified Financials - 1.1%
American Express Centurion Bank, 5.5%, 2013	$600,000	$631,158
BBVA Senior Finance S.A. Unipersonal, FRN, 2.585%, 2014	400,000	383,674
Capital One Financial Corp., FRN, 1.717%, 2014	580,000	571,781
Nordea Bank AB, 1.75%, 2013 (n)	700,000	694,691
Santander International Debt S.A., 2.991%, 2013 (n)	400,000	387,958
Svenska Handelsbanken AB, 2.875%, 2012 (n)	250,000	253,008
Union Bank, 3%, 2016	280,000	286,173

		$3,208,443
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$622,239

Pharmaceuticals - 0.9%
Amgen, Inc., 2.3%, 2016	$440,000	$445,839
Celgene Corp., 2.45%, 2015	532,000	543,012
Roche Holding, Inc., 5%, 2014 (n)	254,000	276,108
Sanofi, 1.2%, 2014	170,000	172,022
Sanofi, FRN, 0.883%, 2014	500,000	500,135
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	171,960
Teva Pharmaceutical Finance III, FRN, 1.344%, 2013	600,000	604,387

		$2,713,463
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,060,155

Real Estate - 0.5%
HCP, Inc., REIT, 2.7%, 2014	$810,000	$818,350
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	600,000	601,901

		$1,420,251
Retailers - 1.0%
AutoZone, Inc., 6.5%, 2014	$655,000	$717,446
Home Depot, Inc., 5.25%, 2013	660,000	717,364
Staples, Inc., 9.75%, 2014	600,000	687,622
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	423,283
Wesfarmers Ltd., 2.983%, 2016 (n)	300,000	305,230

		$2,850,945
Specialty Chemicals - 0.4%
Airgas, Inc., 2.95%, 2016	$700,000	$724,366
Ecolab, Inc., 2.375%, 2014	380,000	393,878

		$1,118,244
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$550,830

Supermarkets - 1.0%
Delhaize Group, 5.875%, 2014	$740,000	$800,044
Kroger Co., 5%, 2013	200,000	209,100
Safeway, Inc., 5.8%, 2012	700,000	717,001
Tesco PLC, 2%, 2014 (n)	540,000	546,313
Woolworths Ltd., 2.55%, 2015 (n)	600,000	613,675

		$2,886,133

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.5%
Council of Europe, 4.5%, 2014	$200,000	$216,148
European Investment Bank, 1.25%, 2013	1,170,000	1,174,529

		$1,390,677
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$265,360
Crown Castle Towers LLC, 4.523%, 2015 (n)	440,000	460,027
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	313,883
Vodafone Group PLC, 4.15%, 2014	630,000	674,973

		$1,714,243
Tobacco - 0.5%
Altria Group, Inc., 8.5%, 2013	$500,000	$563,993
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	557,878
Lorillard Tobacco Co., 3.5%, 2016	370,000	379,135

		$1,501,006
Transportation - Services - 0.3%
ERAC USA Finance Co., 2.75%, 2013 (n)	$660,000	$670,831
ERAC USA Finance Co., 2.25%, 2014 (n)	250,000	250,711

		$921,542
U.S. Government Agencies and Equivalents - 2.1%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,432,979
Freddie Mac, 4.5%, 2013	2,000,000	2,082,550
National Credit Union Administration, 1.4%, 2015	1,500,000	1,533,870
Small Business Administration, 2.25%, 2021	1,145,312	1,188,336

		$6,237,735
U.S. Treasury Obligations - 4.8%
U.S. Treasury Notes, 0.375%, 2012 (f)	$9,000,000	$9,014,058
U.S. Treasury Notes, 0.375%, 2012	5,000,000	5,008,595

		$14,022,653
Utilities - Electric Power - 2.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$330,000	$334,268
Dominion Resources, Inc., 1.95%, 2016	880,000	894,924
DTE Energy Co., FRN, 1.227%, 2013	720,000	719,488
Duke Energy Corp., 6.3%, 2014	846,000	933,985
Duquesne Light Co., 6.7%, 2012	600,000	606,470
EDP Finance B.V., 5.375%, 2012 (n)	500,000	499,500
Enel Finance International S.A., 5.7%, 2013 (n)	580,000	592,038
Exelon Generation Co. LLC, 5.35%, 2014	600,000	643,996
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	562,483
PG&E Corp., 5.75%, 2014	600,000	653,086
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	460,828
PSEG Power LLC, 2.75%, 2016	360,000	366,087
Southern Co., 2.375%, 2015	1,000,000	1,030,754

		$8,297,907
Total Bonds		$180,979,260

Commodity Linked Structured Notes (n)(x) - 35.0%
Bank of America Corp.-DJUBENTR Linked, FRN, 0.267%, 2013	$3,500,000	$4,087,389
Bank of America Corp.-DJUBGRTR Linked, FRN, 0.295%, 2013	3,500,000	4,333,625
Bank of America Corp.-DJUBINTR Linked, FRN, 0.37%, 2012	6,000,000	7,608,521
Barclays Bank PLC-DJUBENTR Linked, FRN, 0.03%, 2012	2,210,000	1,825,980
Barclays Bank PLC-DJUBENTR Linked, FRN, 0.03%, 2012	5,000,000	4,399,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commodity Linked Structured Notes (n)(x) - continued
Barclays Bank PLC-DJUBGRTR Linked, FRN, 0.03%, 2013	$3,000,000	$3,711,325
Citigroup Funding, Inc.-DJUBPRTR Linked, FRN, 0.035%, 2012	12,925,000	15,535,542
Credit Suisse AG-DJUBENTR Linked, FRN, 0.127%, 2013	9,600,000	11,194,068
Deutsche Bank AG-DJUBGRTR Linked, FRN, 0.115%, 2013	3,500,000	4,326,919
Deutsche Bank AG-DJUBINTR Linked, FRN, 0.07%, 2012	5,000,000	5,099,902
Deutsche Bank AG-DJUBINTR Linked, FRN, 0.095%, 2012	3,000,000	3,762,151
Goldman Sachs Group, Inc.-DJUBENTR Linked, FRN, 0.129%, 2012	3,300,000	2,764,662
Goldman Sachs Group, Inc.-DJUBSOTR Linked, FRN, 0.071%, 2013	7,000,000	7,621,345
JP Morgan-DJUBENTR Linked, FRN, 0.453%, 2013	4,000,000	5,496,303
JP Morgan-DJUBINTR Linked, FRN, 0%, 2013	6,700,000	6,527,191
UBS AG-DJUBENTR Linked, FRN, 0.145%, 2012	8,000,000	6,623,614
UBS AG-DJUBGRTR Linked, FRN, 0.04%, 2013	2,500,000	3,185,580
UBS AG-DJUBINTR Linked, FRN, 0%, 2013	2,200,000	2,120,771
UBS AG-DJUBLITR Linked, FRN, 0.08%, 2013	2,000,000	2,168,314
Total Commodity Linked Structured Notes		$102,392,516

Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	17,790,715	$17,790,715
Total Investments		$301,162,491

Other Assets, Less Liabilities - (3.0)%		(8,849,192)
Net Assets - 100.0%		$292,313,299

(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $155,775,806, representing 53.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.637%, 2019	5/11/11	$263,614	$237,589
Daimler Finance North America LLC, FRN, 1.91%, 2013	1/04/12	490,000	490,588
New York Life Global Funding, 1.3%, 2015		1,448,462	1,456,354
SABMiller Holdings, Inc., 1.85%, 2015	1/10/12	419,975	421,226
Smart Trust, “A2B”, FRN, 1.039%, 2013	3/10/11	128,537	128,537
Total Restricted Securities			$2,734,294
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is comprised of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBLITR	Dow Jones-UBS Livestock Sub-Index Total Return, this index is composed of futures contracts on live cattle and lean hogs.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index composed of futures contracts on gold and silver.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.

Portfolio of Investments (unaudited) – continued

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 1/31/12

Futures Contracts Outstanding at 1/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	90	$11,164,219	March - 2012	$(111,961)

At January 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/12 (unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$20,260,388	$—	$20,260,388
Non-U.S. Sovereign Debt	—	25,912,785	—	25,912,785
Corporate Bonds	—	69,157,795	—	69,157,795
Residential Mortgage-Backed Securities	—	10,551,202	—	10,551,202
Commercial Mortgage-Backed Securities	—	784,478	—	784,478
Asset-Backed Securities (including CDOs)	—	10,293,410	—	10,293,410
Foreign Bonds	—	44,019,202	—	44,019,202
Commodity Linked Structured Notes	—	102,392,516	—	102,392,516
Mutual Funds	17,790,715	—	—	17,790,715
Total Investments	$17,790,715	$283,371,776	$—	$301,162,491

Other Financial Instruments
Futures	$(111,961)	$—	$—	$(111,961)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes, to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. Commodity-linked structured notes are valued daily by the issuing counterparties under procedures approved by the fund’s Board of Trustees. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$292,185,267
Gross unrealized appreciation	$14,233,849
Gross unrealized depreciation	(5,256,625)
Net unrealized appreciation (depreciation)	$8,977,224

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,497,263	97,953,782	(93,660,330)	17,790,715

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,743	$17,790,715

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.